Fair Value Measurements (Financial Instruments) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Nominal Unpaid Principal Balance		$ 2,700	$ 200	$ 2,700
Recurring | Level 2
Fair Value of Financial Instruments [Abstract]
Nominal Unpaid Principal Balance	$ 11,653	10,834		17,170
Aggregate Fair Value	11,570	9,403		$ 17,369
Recurring | Level 2 | Other Corporate Debt
Fair Value of Financial Instruments [Abstract]
Nominal Unpaid Principal Balance	5,313	4,747
Aggregate Fair Value	5,316	3,382
Recurring | Level 2 | Vehicle Debt
Fair Value of Financial Instruments [Abstract]
Nominal Unpaid Principal Balance	6,340	6,087
Aggregate Fair Value	$ 6,254	$ 6,021